Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Select Funds: Classes A, C, E, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS Dated MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell U.S. Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell U.S. Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Tax-Managed International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Tax Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Russell Strategic Call Overwriting Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED March 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2020 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2025 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2030 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2035 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2040 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2045 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2050 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS DATED MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Select U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Select Funds: Classes A, C, E, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS Dated MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Select Funds: Classes A, C, E, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 15, 2016 to

PROSPECTUS Dated MARCH 1, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.